4. Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses and other current assets	$ 386,165	$ 329,128
Prepaid Rent [Member]
Prepaid expenses and other current assets	18,679	17,863
Vendor Advances [Member]
Prepaid expenses and other current assets	6,085	6,221
Prepaid Service Agreements [Member]
Prepaid expenses and other current assets	101,886	172,602
Employee Advance and Other Payroll Related Items [Member]
Prepaid expenses and other current assets	74,773	56,356
Other Prepaid Expenses and Current Assets [Member]
Prepaid expenses and other current assets	$ 184,742	$ 76,086